Income Taxes - Tax rates (Details)		12 Months Ended
	Apr. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Statutory tax rate (as a percent)		25.00%	25.00%	25.00%
Hong Kong
Income Taxes
Statutory tax rate (as a percent)		16.50%
Withholding tax rate (as a percent)		0.00%
PRC
Income Taxes
Statutory tax rate (as a percent)		25.00%
Withholding tax rate (as a percent)		10.00%
Xinzhijiang | PRC
Income Taxes
Preferential tax rate (as a percent)	15.00%
Shanghai Xunmeng | PRC
Income Taxes
Preferential tax rate (as a percent)		15.00%
Walnut Shanghai | PRC
Income Taxes
Preferential tax rate (as a percent)		15.00%